Investment Income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Investment Income	Investment income

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Dividends received	0.3	0.1	0.1
Interest received – environmental trust funds	1.2	1.1	0.8
Interest received – cash balances	23.4	12.1	7.4
Total investment income	24.9	13.3	8.3